Report of Independent Registered Public Accounting
Firm
To the Board of Directors and Shareholders of
Cohen & Steers MLP & Energy Opportunity Fund, Inc.
In planning and performing our audit of the financial statements of Cohen & Steers MLP & Energy
Opportunity Fund, Inc. (the "Fund") as of and for the
year ended November 30, 2018, in accordance with
the standards of the Public Company Accounting
Oversight Board (United States) ("PCAOB"), we
considered the Fund's internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing
procedures for the purpose of expressing our opinion
on
the financial statements and to comply with the
requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.
Accordingly, we do not express an opinion on the effectiveness of the Fund's internal control over financial
reporting.
The management of the Fund is responsible for
establishing and maintaining effective internal control
over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related
costs of controls. A fund's internal control over
financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A fund's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail,
accurately
and fairly reflect the transactions and dispositions of
the assets of the fund; (2) provide reasonable
assurance that transactions are recorded as necessary
to permit preparation of financial statements in
accordance with generally accepted accounting
principles, and that receipts and expenditures of the
fund
are being made only in accordance with authorizations
of management and directors of the fund; and (3)
provide reasonable assurance regarding prevention or
timely detection of unauthorized acquisition, use or disposition of a fund's assets that could have a material effect on the financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of
changes in conditions, or that the degree of compliance
with the policies or procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the
normal course of performing their assigned functions,
to
prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a
material misstatement of the Fund's annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Fund's internal control over financial reporting was for the limited purpose described in the first paragraph and would not
necessarily disclose all deficiencies in internal control
over
financial reporting that might be material weaknesses
under standards established by the PCAOB.
However, we noted no deficiencies in the Fund's
internal control over financial reporting and its
operation, including controls over safeguarding
securities, that we consider to be a material weakness
as
defined above as of November 30, 2018.
2
This report is intended solely for the information and
use of the Board of Directors of Cohen & Steers MLP
& Energy Opportunity Fund, Inc. and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these
specified parties.
/s/PricewaterhouseCoopers LLP
New York, New York
January 28, 2019